Quarterly Report
November 30, 2020
MFS®  Core Equity Fund
RGI-Q1

Portfolio of Investments
11/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 100.0%
Aerospace – 2.8%
CACI International, Inc., “A” (a)	26,947	$6,394,254
Curtiss-Wright Corp.	71,271	8,214,695
Honeywell International, Inc.	178,061	36,310,199
KBR, Inc.	249,280	6,922,506
L3Harris Technologies, Inc.	91,912	17,646,185
Northrop Grumman Corp.	35,666	10,780,405
PAE, Inc. (a)	1,328,635	12,768,182
Raytheon Technologies Corp.	400,416	28,717,836
		$127,754,262
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	66,390	$13,665,718
Apparel Manufacturers – 0.3%
Skechers USA, Inc., “A” (a)	445,859	$14,922,901
Automotive – 1.3%
Aptiv PLC	195,279	$23,179,617
LKQ Corp. (a)	617,696	21,755,253
Visteon Corp. (a)	116,814	14,116,972
		$59,051,842
Biotechnology – 0.9%
Adaptive Biotechnologies Corp. (a)	117,355	$5,658,858
Illumina, Inc. (a)	30,900	9,952,581
Vertex Pharmaceuticals, Inc. (a)	109,720	24,988,730
		$40,600,169
Broadcasting – 0.4%
Netflix, Inc. (a)	40,513	$19,879,729
Brokerage & Asset Managers – 1.6%
Cboe Global Markets, Inc.	149,354	$13,639,007
Charles Schwab Corp.	1,071,165	52,251,429
NASDAQ, Inc.	56,371	7,214,924
		$73,105,360
Business Services – 3.3%
Accenture PLC, “A”	60,826	$15,151,148
Amdocs Ltd.	145,454	9,572,328
Clarivate PLC (a)	1,005,216	27,583,127
Fidelity National Information Services, Inc.	161,387	23,951,445
Fiserv, Inc. (a)	166,483	19,175,512
Global Payments, Inc.	106,037	20,697,362
Proofpoint, Inc. (a)	67,078	6,941,902
Verisk Analytics, Inc., “A”	131,660	26,109,495
		$149,182,319
Cable TV – 1.3%
Cable One, Inc.	2,877	$5,698,387
Liberty Broadband Corp. (a)	324,948	51,130,568
		$56,828,955

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.6%
Element Solutions, Inc.	1,058,927	$14,623,782
FMC Corp.	96,691	11,217,123
		$25,840,905
Computer Software – 10.4%
Adobe Systems, Inc. (a)	153,205	$73,303,996
Atlassian Corp. PLC, “A” (a)	144,244	32,462,112
Cadence Design Systems, Inc. (a)	197,138	22,927,149
Eventbrite, Inc. (a)	864,632	14,499,879
Everbridge, Inc. (a)	128,127	16,264,441
Microsoft Corp.	1,096,114	234,645,124
Ping Identity Holding Corp. (a)	145,956	3,282,551
salesforce.com, inc. (a)	290,916	71,507,153
		$468,892,405
Computer Software - Systems – 7.7%
Apple, Inc. (s)	2,260,396	$269,100,143
EPAM Systems, Inc. (a)	39,145	12,617,608
ServiceNow, Inc. (a)	60,596	32,391,592
Square, Inc., “A” (a)	90,477	19,087,028
Zebra Technologies Corp., “A” (a)	41,469	15,692,699
		$348,889,070
Construction – 1.7%
AvalonBay Communities, Inc., REIT	93,229	$15,531,019
AZEK Co. LLC (a)	107,415	3,836,864
D.R. Horton, Inc.	105,616	7,868,392
Masco Corp.	202,896	10,889,428
Otis Worldwide Corp.	154,056	10,312,509
Sherwin-Williams Co.	23,180	17,330,064
Vulcan Materials Co.	73,879	10,317,202
		$76,085,478
Consumer Products – 1.5%
Colgate-Palmolive Co.	281,090	$24,072,548
Energizer Holdings, Inc.	53,195	2,228,338
Kimberly-Clark Corp.	132,574	18,468,884
Procter & Gamble Co.	169,224	23,500,137
		$68,269,907
Consumer Services – 0.4%
Bright Horizons Family Solutions, Inc. (a)	29,836	$5,075,402
Grand Canyon Education, Inc. (a)	138,294	11,543,400
		$16,618,802
Containers – 0.3%
Ball Corp.	148,166	$14,225,418
Electrical Equipment – 1.2%
AMETEK, Inc.	110,575	$13,106,455
Johnson Controls International PLC	209,187	9,630,969
Sensata Technologies Holding PLC (a)	498,971	24,364,754
TE Connectivity Ltd.	54,100	6,165,777
		$53,267,955
Electronics – 3.9%
Applied Materials, Inc.	401,763	$33,137,412
Intel Corp.	516,672	24,981,091
Lam Research Corp.	44,941	20,342,993

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Monolithic Power Systems, Inc.	30,978	$9,911,721
NXP Semiconductors N.V.	242,319	38,388,176
Silicon Laboratories, Inc. (a)	29,935	3,508,682
Texas Instruments, Inc.	294,308	47,457,165
		$177,727,240
Energy - Independent – 0.7%
ConocoPhillips	305,173	$12,072,644
Diamondback Energy, Inc.	143,723	5,743,171
Pioneer Natural Resources Co.	65,507	6,588,694
Valero Energy Corp.	143,349	7,707,876
		$32,112,385
Energy - Integrated – 0.8%
Chevron Corp.	419,103	$36,537,399
Food & Beverages – 2.5%
Archer Daniels Midland Co.	244,395	$12,163,539
Coca-Cola Co.	148,406	7,657,750
Coca-Cola European Partners PLC	141,081	6,303,499
Hostess Brands, Inc. (a)	476,940	6,462,537
J.M. Smucker Co.	61,006	7,149,903
Mondelez International, Inc.	523,588	30,080,131
Nomad Foods Ltd. (a)	180,355	4,355,573
PepsiCo, Inc.	276,527	39,883,489
		$114,056,421
Food & Drug Stores – 1.4%
Grocery Outlet Holding Corp. (a)	121,981	$4,710,906
Wal-Mart Stores, Inc.	380,689	58,165,472
		$62,876,378
Gaming & Lodging – 0.6%
Marriott International, Inc., “A”	119,884	$15,209,683
Wyndham Hotels & Resorts, Inc.	190,257	10,939,778
		$26,149,461
General Merchandise – 0.8%
Dollar General Corp.	175,282	$38,313,140
Health Maintenance Organizations – 1.6%
Cigna Corp.	212,190	$44,377,417
Humana, Inc.	73,756	29,540,753
		$73,918,170
Insurance – 3.5%
AON PLC	230,634	$47,254,600
Arthur J. Gallagher & Co.	204,014	23,545,256
Assurant, Inc.	102,520	13,237,382
Chubb Ltd.	199,870	29,546,782
Everest Re Group Ltd.	27,537	6,259,986
Hartford Financial Services Group, Inc.	321,254	14,199,427
MetLife, Inc.	235,676	10,881,161
Reinsurance Group of America, Inc.	68,170	7,858,638
Third Point Reinsurance Ltd. (a)	699,557	6,673,774
		$159,457,006

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 5.4%
Alphabet, Inc., “A” (a)(s)	82,492	$144,723,965
Facebook, Inc., “A” (a)	352,063	97,510,889
		$242,234,854
Leisure & Toys – 0.7%
Electronic Arts, Inc. (a)	237,480	$30,338,070
Machinery & Tools – 2.1%
Caterpillar, Inc.	92,631	$16,079,815
Cummins, Inc.	46,096	10,656,012
Eaton Corp. PLC	138,365	16,757,385
IDEX Corp.	39,238	7,578,820
Ingersoll Rand, Inc. (a)	201,237	8,908,762
Roper Technologies, Inc.	58,748	25,085,396
Trane Technologies PLC	81,652	11,940,789
		$97,006,979
Major Banks – 3.6%
Bank of America Corp.	2,105,537	$59,291,922
Goldman Sachs Group, Inc.	197,342	45,503,118
PNC Financial Services Group, Inc.	266,929	36,854,887
Wells Fargo & Co.	716,780	19,603,933
		$161,253,860
Medical & Health Technology & Services – 2.2%
HMS Holdings Corp. (a)	183,477	$5,764,847
IDEXX Laboratories, Inc. (a)	13,883	6,399,785
McKesson Corp.	168,179	30,257,084
PRA Health Sciences, Inc. (a)	269,061	30,188,644
Quest Diagnostics, Inc.	173,008	21,449,532
Teladoc Health, Inc. (a)	28,540	5,672,896
		$99,732,788
Medical Equipment – 3.8%
Becton, Dickinson and Co.	103,386	$24,279,168
Boston Scientific Corp. (a)	832,773	27,606,425
Danaher Corp.	66,440	14,924,417
Masimo Corp. (a)	23,581	6,001,129
Medtronic PLC	443,112	50,381,835
PerkinElmer, Inc.	149,053	19,824,049
STERIS PLC	153,615	29,772,123
		$172,789,146
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc. (a)	78,394	$4,444,156
Enterprise Products Partners LP	407,617	7,907,770
		$12,351,926
Network & Telecom – 0.5%
Equinix, Inc., REIT	30,861	$21,534,497
Oil Services – 0.3%
Cactus, Inc., “A”	151,894	$3,523,941
ChampionX Corp. (a)	738,599	8,774,556
		$12,298,497

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 4.0%
Bank OZK	370,922	$10,370,979
Moody's Corp.	60,138	16,979,363
Northern Trust Corp.	129,555	12,064,162
Prosperity Bancshares, Inc.	59,159	3,716,960
SVB Financial Group (a)	21,330	7,355,864
Truist Financial Corp.	651,106	30,224,340
U.S. Bancorp	289,142	12,493,826
Visa, Inc., “A”	408,501	85,928,185
		$179,133,679
Pharmaceuticals – 5.8%
Eli Lilly & Co.	348,391	$50,743,149
Johnson & Johnson	589,412	85,276,128
Maravai Lifesciences Holdings, Inc., “A” (a)	515,092	14,499,840
Merck & Co., Inc.	879,356	70,691,429
Zoetis, Inc.	271,454	43,535,792
		$264,746,338
Pollution Control – 0.3%
GFL Environmental, Inc.	426,353	$11,566,957
U.S. Ecology, Inc.	101,771	3,449,019
		$15,015,976
Railroad & Shipping – 1.2%
Canadian Pacific Railway Ltd.	87,779	$28,251,671
Kansas City Southern Co.	138,373	25,760,901
		$54,012,572
Real Estate – 2.0%
Broadstone Net Lease, Inc.	514,431	$9,069,419
EPR Properties, REIT	867,198	31,236,472
Industrial Logistics Properties Trust, REIT	427,489	9,289,336
Lexington Realty Trust, REIT	572,713	5,847,400
STORE Capital Corp., REIT	457,620	14,900,107
Sun Communities, Inc., REIT	38,024	5,285,336
W.P. Carey, Inc., REIT	200,731	13,892,592
		$89,520,662
Restaurants – 1.5%
Performance Food Group Co. (a)	147,678	$6,406,272
Starbucks Corp.	394,268	38,646,149
Texas Roadhouse, Inc.	112,773	8,548,194
Wendy's Co.	695,063	15,284,435
		$68,885,050
Specialty Chemicals – 1.5%
Air Products & Chemicals, Inc.	76,732	$21,495,703
Avient Corp.	327,682	11,976,777
Axalta Coating Systems Ltd. (a)	404,135	11,562,302
DuPont de Nemours, Inc.	267,062	16,942,413
Univar Solutions, Inc. (a)	297,189	5,319,683
		$67,296,878
Specialty Stores – 7.0%
Amazon.com, Inc. (a)(s)	68,557	$217,191,318
AutoZone, Inc. (a)	21,418	24,366,188
Burlington Stores, Inc. (a)	47,951	10,479,212
Home Depot, Inc.	128,489	35,644,133
Ross Stores, Inc.	155,765	16,747,853

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Urban Outfitters, Inc. (a)	502,661	$13,762,858
		$318,191,562
Telecommunications - Wireless – 1.8%
SBA Communications Corp., REIT	109,401	$31,417,779
T-Mobile USA, Inc. (a)	390,517	51,915,330
		$83,333,109
Telephone Services – 0.5%
Verizon Communications, Inc.	387,927	$23,434,670
Tobacco – 0.4%
Philip Morris International, Inc.	254,307	$19,263,755
Trucking – 0.2%
Forward Air Corp.	125,372	$9,160,932
Utilities - Electric Power – 3.1%
American Electric Power Co., Inc.	189,699	$16,103,548
CenterPoint Energy, Inc.	410,002	9,507,946
CenterPoint Energy, Inc. (a)(z)	208,699	4,839,730
DTE Energy Co.	55,999	7,045,234
Duke Energy Corp.	92,519	8,572,811
Evergy, Inc.	155,786	8,632,102
Exelon Corp.	325,752	13,378,635
NextEra Energy, Inc.	441,028	32,455,251
PG&E Corp. (a)	775,056	9,843,211
Pinnacle West Capital Corp.	78,142	6,395,923
Southern Co.	168,627	10,092,326
Xcel Energy, Inc.	173,168	11,664,596
		$138,531,313
Total Common Stocks		$4,528,295,908
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.1% (v)	26,473,090	$26,473,090
Securities Sold Short – (0.6)%
Medical & Health Technology & Services – (0.4)%
Healthcare Services Group, Inc.	(820,580)	$(19,423,128)
Telecommunications - Wireless – (0.2)%
Crown Castle International Corp., REIT	(44,300)	$(7,423,351)
Trucking – (0.0)%
XPO Logistics, Inc.	(25,219)	$(2,690,363)
Total Securities Sold Short		$(29,536,842)

Other Assets, Less Liabilities – 0.0%		1,129,815
Net Assets – 100.0%		$4,526,361,971
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,473,090 and $4,528,295,908, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
CenterPoint Energy, Inc.	5/07/20	$3,355,880	$4,839,730
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At November 30, 2020, the fund had cash collateral of $602,579 and other liquid securities with an aggregate value of $62,061,867 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,407,007,175	$4,839,730	$—	$4,411,846,905
Canada	39,818,628	—	—	39,818,628
Netherlands	38,388,176	—	—	38,388,176
United Kingdom	38,242,199	—	—	38,242,199
Mutual Funds	26,473,090	—	—	26,473,090
Total	$4,549,929,268	$4,839,730	$—	$4,554,768,998
Securities Sold Short	$(29,536,842)	$—	$—	$(29,536,842)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$44,904,141	$188,394,021	$206,825,072	$1,080	$(1,080)	$26,473,090
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,542	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.